UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    8/31

Date of reporting period:  11/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2013
Shares		Value

	ALTERNATIVE INVESTMENT - 24.8%
8,213	Efficient Diversified Fund SPC – SFG Segregated Portfolio *	$ 6,835,865
	TOTAL ALTERNATIVE INVESTMENT (Cost - $7,311,062)

	EXCHANGE TRADED FUNDS - 4.6%
62,300	Credit Suisse Merger Arbitrage 2x Levered ETN Intraday Indicative Value Index *	1,277,268
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,193,860)

	MUTUAL FUNDS - 10.0%
	ASSET ALLOCATION FUND - 5.4%
61,449	Invesco Convertible Securities Fund	1,506,115

	EQUITY FUND - 4.6%
123,567	Driehaus Select Credit Fund	1,264,086

	TOTAL MUTUAL FUNDS (Cost - $2,417,692)	2,770,201

	SHORT-TERM INVESTMENT - 60.5%
	MONEY MARKET FUND - 60.5%
16,690,159	BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.069% ** (Cost $16,690,159)	$ 16,690,159

	TOTAL INVESTMENTS - 99.9% (Cost - $27,612,773) (a)	$ 27,573,493
	OTHER ASSETS LESS LIABILITIES - 0.1%	15,547
	NET ASSETS - 100.0%	$ 27,589,040

*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on November 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,619,667
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 429,022
	Unrealized depreciation	(475,196)
	Net unrealized depreciation	$ (46,174)

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last mean price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

SFG Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2013

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 6,835,865	$ -	$ 6,835,865
Mutual Funds	2,770,201	-	-	2,770,201
Exchange Traded Funds	1,277,268	-	-	1,277,268
Money Market Funds	16,690,159	-	-	16,690,159
Total	$ 20,737,628	$ 6,835,865	$ -	$ 27,573,493
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*Refer to the Consolidated Portfolio of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Consolidation of Subsidiaries – The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

SFG-CFC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on December 16, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

A summary of the SFG Futures Strategy Portfolio's investments in the CFC is as follows:

	Inception Date of SPC	CFC Net Assets at November 30, 2013	% of Fund Total Assets at November 30, 2013
SFG Fund Limited	3/8/2012	$ 6,835,867	24.8%

Underlying Investment in other Investment Companies - The Funds currently invest a portion of its assets in BlackRock Liquidity Funds T-Fund.  The Fund may redeem its investment from the BlackRock Liquidity Funds T-Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Liquidity Funds T-Fund.  The BlackRock Liquidity Funds T-Fund invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.  The financial statements of the BlackRock Liquidity Funds T-Fund, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of November 30, 2013 the percentage of the Funds’ net assets invested in the BlackRock Liquidity Funds T-Fund was 60.5%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/29/2014